UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 1999

Click here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	757 N. Broadway
		Suite 312
		Milwaukee, WI 53202

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	414-298-4040
Signature, Place, and Date of Signing:

	David B. Kennedy	Milwaukee, WI	AUG 11, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table value Total:	$255,914

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA ONLINE INC DEL         COM              02364J104    11160   101455 SH       SOLE                    75800             26455
BMC SOFTWARE INC               COM              055921100     2206    40850 SH       SOLE                    40000               850
BRISTOL MYERS SQUIBB           COM              110122108     5226    74190 SH       SOLE                    60000             14190
CADENCE DESIGN SYS             COM              127387108     3261   258265 SH       SOLE                   170000             88265
CISCO SYSTEM INC               COM              17275R102    35459   550281 SH       SOLE                   255700            295281
CLEAR CHANNEL COMMUNICATION    COM              184502102     6545    94935 SH       SOLE                    90250              4935
COMPAQ COMPUTER CORP           COM              204493100      717    30283 SH       SOLE                      250             30283
COMPUTER ASSOC INTL            COM              204912109     3378    61700 SH       SOLE                    61250               450
DELL COMPUTER CORP             COM              247025109    11175   302015 SH       SOLE                   151000            152015
E M C CORP MASS                COM              268648102    12049   219070 SH       SOLE                   111200            109070
EXPRESS SCRIPTS INC CL A       COM              302182100     1706    28350 SH       SOLE                    20000              8350
GENERAL ELECTRIC CO            COM              369604103     4710    41686 SH       SOLE                    25250             16686
GUIDANT CORP                   COM              401698105      574    11225 SH       SOLE                                      11225
INTEL CORP                     COM              458140100    15046   252872 SH       SOLE                   120700            132872
KOHLS CORP                     COM              500255104     7160    93143 SH       SOLE                    75000             18143
LILLY ELI & COMPANY            COM              532457108     8432   117721 SH       SOLE                    87000             30721
LUCENT TECHNOLOGIES INC        COM              549463107    16664   247097 SH       SOLE                   141100            107097
MCKESSON                       COM              58155Q103     2528    78544 SH       SOLE                    55500             23044
MEDTRONIC INC                  COM              585055106      559     7173 SH       SOLE                                       7173
MERCK & CO                     COM              589331107     4690    63705 SH       SOLE                    60000              3705
MICROSOFT CP WASH              COM              594918104    18849   209000 SH       SOLE                   110700             99000
NETSMART TECHNOLOGIES INC      COM              64114W306       79    19766 SH       SOLE                                      19766
NOKIA CORP SPON ADR            COM              654902204     9199   100470 SH       SOLE                    60700             40470
NORTHERN TRUST                 COM              665859104      325     3350 SH       SOLE                                       3350
PARAMETRIC TECH CORP           COM              699173100     3583   258225 SH       SOLE                   190000             68225
PFIZER                         COM              717081103     7868    72185 SH       SOLE                    37250             35185
S C I SYSTEMS INC              COM              783890106     1170    24700 SH       SOLE                    20000              4700
SANMINA CORP                   COM              800907107     2055    27090 SH       SOLE                    20000              7090
SCHERING PLOUGH                COM              806605101     4330    82477 SH       SOLE                    60000             22477
SCHWAB CHARLS CP NEW           COM              808513105    14176   130055 SH       SOLE                    90500             40055
SNAP ON INC                    COM              833034101      320     8831 SH       SOLE                                       8831
SOLECTRON                      COM              834182107     8799   131950 SH       SOLE                   110000             21950
STATE STREET BANK              COM              857477103      256     3000 SH       SOLE                                       3000
SUN MICROSYSTEMS               COM              866810104     4384    63655 SH       SOLE                     1200             63655
TELLABS INC  DEL               COM              879664100    21896   324084 SH       SOLE                   210600            114084
TEXAS INSTRUMENTS  INC         COM              882508104      595     4132 SH       SOLE                                       4132
THREE COM CORP                 COM              885535104      453    16984 SH       SOLE                                      16984
VITESSEE SEMICONDUCTOR CP      COM              928497106      374     5550 SH       SOLE                                       5550
WALGREEN COMPANY               COM              931422109      486    16547 SH       SOLE                                      16547
WARNER LAMBERT                 COM              934488107     1907    27585 SH       SOLE                    20250              7585
WORLDCOM                       COM              55268B106     1321    15350 SH       SOLE                      250             15350
FIRST COMWLTH INC - PENDING TE COM              319983995      244    10020 SH       SOLE                                      10020
REPORT SUMMARY                 42 DATA RECORDS              255914           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED